Vanguard Wellesley Income Fund

Schedule of Investments (unaudited)
As of June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (9.1%)
U.S. Government Securities (6.2%)
	United States Treasury Inflation Indexed
	Bonds	0.750%	7/15/28	164,950	175,012
	United States Treasury Note/Bond	2.875%	11/15/21	257,000	263,705
1,2	United States Treasury Note/Bond	2.125%	12/31/22	366,400	371,266
	United States Treasury Note/Bond	2.625%	6/30/23	178,585	184,668
	United States Treasury Note/Bond	2.125%	3/31/24	13,760	13,984
	United States Treasury Note/Bond	2.000%	2/15/25	160,450	162,005
1	United States Treasury Note/Bond	2.000%	8/15/25	19,780	19,959
	United States Treasury Note/Bond	2.250%	11/15/27	81,580	83,466
	United States Treasury Note/Bond	2.875%	5/15/28	28,985	31,104
	United States Treasury Note/Bond	3.125%	11/15/28	358,235	392,715
	United States Treasury Note/Bond	2.625%	2/15/29	328,345	346,095
	United States Treasury Note/Bond	2.375%	5/15/29	498,400	514,753
	United States Treasury Note/Bond	3.625%	2/15/44	29,950	36,155
	United States Treasury Note/Bond	3.375%	5/15/44	292,125	339,140
	United States Treasury Note/Bond	3.000%	8/15/48	97,500	106,747
	United States Treasury Note/Bond	3.000%	2/15/49	38,545	42,273
	United States Treasury Note/Bond	2.875%	5/15/49	168,835	180,812
	United States Treasury Strip Principal	0.000%	5/15/47	179,000	86,926
	United States Treasury Strip Principal	0.000%	8/15/47	249,325	119,813
					3,470,598
Agency Notes (0.0%)
	Tennessee Valley Authority	4.625%	9/15/60	19,800	26,373
					26,373
Conventional Mortgage-Backed Securities (1.9%)
3,4	Fannie Mae Pool	2.500%	8/1/27–4/1/38	71,689	71,577
3,4,5	Fannie Mae Pool	3.000%	7/1/34–10/1/46	244,642	248,748
3,4	Fannie Mae Pool	3.500%	9/1/47–1/1/58	445,055	457,658
3,4	Fannie Mae Pool	4.000%	12/1/48–2/1/49	125,568	129,949
3,4	Fannie Mae Pool	4.500%	3/1/34–6/1/38	—	—
3,4	Freddie Mac Gold Pool	4.000%	7/1/33–12/1/48	143,788	148,719
3	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	33	40
3	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	2,690	2,878
					1,059,569
Nonconventional Mortgage-Backed Securities (1.0%)
3,4	Fannie Mae REMICS	2.000%	5/25/39	3,538	3,516
3,4	Fannie Mae REMICS	3.000%	6/25/44–9/25/57	62,971	64,151
3,4	Fannie Mae REMICS	3.500%	4/25/31–6/25/59	333,838	346,842
3,4	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	12,033	12,526
3,4	Freddie Mac REMICS	2.500%	9/15/32	5,638	5,639
3,4	Freddie Mac REMICS	3.000%	5/15/46	37,672	38,750
3,4	Freddie Mac REMICS	3.500%	3/15/31	3,717	3,859
3,4	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	67,120	71,007
					546,290
Total U.S. Government and Agency Obligations (Cost $4,919,856)					5,102,830
Asset-Backed/Commercial Mortgage-Backed Securities (3.0%)
3,6	Aaset 2019-1 Trust	3.844%	5/15/39	14,795	14,795

3,6	American Express Credit Account Master
	Trust	2.950%	3/15/23	61,000	61,820
6	American Tower Trust I	3.070%	3/15/23	32,900	33,526
3	AmeriCredit Automobile Receivables Trust
	2016-3	2.240%	4/8/22	12,670	12,687
3,6	Angel Oak Mortgage Trust I LLC 2019-2	3.628%	3/25/49	10,372	10,505
3,6,7	Ares XXIX CLO Ltd., 3M USD LIBOR +
	1.190%	3.778%	4/17/26	17,999	18,027
3,6,7	Atlas Senior Loan Fund X Ltd., 3M USD
	LIBOR + 1.090%	3.687%	1/15/31	7,405	7,318
3,6,7	Avery Point IV CLO Ltd., 3M USD LIBOR +
	1.100%	3.680%	4/25/26	21,039	21,057
3,6,7	Babson CLO Ltd. 2014-I, 3M USD LIBOR +
	1.150%	3.742%	7/20/25	2,825	2,829
6	Bank of Montreal	2.500%	1/11/22	122,300	123,702
3	BMW Vehicle Lease Trust 2018-1A	3.260%	7/20/21	10,415	10,556
3,6	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.000%	6/21/21	6,743	6,769
3,6	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.270%	12/19/22	4,940	4,999
3	CarMax Auto Owner Trust 2018-4	3.110%	2/15/22	33,370	33,538
3	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	20,455	20,928
3,6	Castlelake Aircraft Securitization Trust
	2019-1	3.967%	4/15/39	29,577	29,614
3,6,7	Cent CLO, 3M USD LIBOR + 1.150%	3.730%	10/25/28	16,895	16,872
3,6	Chesapeake Funding II LLC	3.390%	1/15/31	32,055	32,403
3,6	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	5,095	5,081
3,6	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	36,439	36,788
3,6	Cloud Pass-Through Trust 2019-1	3.554%	12/5/22	44,117	44,692
3,6	COLT 2019-2 Mortgage Loan Trust	3.337%	5/25/49	17,920	18,100
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	16,040	16,376
3,6	Daimler Trucks Retail Trust 2019-1	2.770%	4/15/21	28,310	28,357
3,6	DB Master Finance LLC	3.787%	5/20/49	15,145	15,624
3,6	DB Master Finance LLC	4.021%	5/20/49	13,530	13,876
3,6	Deephave Residential Mortgage Trust
	2019-2	3.558%	4/25/59	17,024	17,258
6	DNB Boligkreditt AS	2.500%	3/28/22	24,355	24,683
3,6	Enterprise Fleet Financing LLC	3.100%	10/20/23	3,225	3,266
3,6	Enterprise Fleet Financing LLC Series
	2017-1	2.130%	7/20/22	2,388	2,381
3,6	Enterprise Fleet Financing LLC Series
	2018-1	2.870%	10/20/23	27,042	27,089
3,6	Enterprise Fleet Financing LLC Series
	2018-3	3.380%	5/20/24	18,860	19,100
3,6	Enterprise Fleet Financing LLC Series
	2019-1	2.980%	10/22/24	24,850	25,132
3,6	Exeter Automobile Receivables Trust 2018-
	3	2.900%	1/18/22	4,479	4,484
3,6	Ford Credit Floorplan Master Owner Trust
	A	2.090%	3/15/22	10,250	10,226
3,6	Golden Credit Card Trust	1.980%	4/15/22	29,050	28,874
3,6	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	18,500	18,634
6	GTP Acquisition Partners I LLC	2.350%	6/15/20	18,745	18,660
3,6	Hertz Fleet Lease Funding LP 2019-1	2.700%	1/10/33	33,500	33,783
§,3,6	Horizon Aircraft Finance Ltd.	3.721%	7/15/39	11,125	11,125
3,6	Hyundai Auto Lease Securitization Trust
	2018-A	2.550%	8/17/20	8,799	8,800

3,6,7	Madison Park Funding XII Ltd., 3M USD
	LIBOR + 1.260%	3.851%	7/20/26	20,970	20,980
3,6,7	Madison Park Funding XIII Ltd., 3M USD
	LIBOR + 0.950%	3.542%	4/19/30	34,150	34,032
3,6	MAPS Ltd.	4.458%	3/15/44	6,599	6,818
3,6,7	Master Credit Card Trust II Series 2018-1A,
	1M USD LIBOR + 0.490%	2.873%	7/21/24	36,965	36,868
6	National Australia Bank Ltd.	2.400%	12/7/21	75,600	76,039
3	Nissan Auto Lease Trust 2018-B	3.250%	9/15/21	15,895	16,100
3,6	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	23,260	23,681
3,6	OneMain Direct Auto Receivables Trust	3.430%	12/16/24	37,615	38,116
3,6	OneMain Direct Auto Receivables Trust
	2017-2	2.310%	12/14/21	12,211	12,187
3,6	OneMain Financial Issuance Trust 2016-1A	3.660%	2/20/29	6,562	6,590
3,6	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	12,784	12,777
3,6	OneMain Financial Issuance Trust 2019-1	3.480%	2/14/31	33,750	34,424
3	Santander Drive Auto Receivables Trust
	2018-5	2.970%	7/15/21	20,045	20,059
3	Santander Drive Auto Receivables Trust
	2018-5	3.190%	3/15/22	6,540	6,576
3,6	Santander Retail Auto Lease Trust 2019-A	2.720%	1/20/22	19,260	19,357
3,6	Securitized Term Auto Receivables Trust
	2018-2	3.060%	2/25/21	12,204	12,236
3,6	Securitized Term Auto Receivables Trust
	2018-2	3.325%	8/25/22	18,220	18,504
3,6,7	Seneca Park CLO Ltd. 2014-1, 3M USD
	LIBOR + 1.120%	3.708%	7/17/26	14,249	14,264
3,6	SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/43	22,000	22,814
3,6	SoFi Consumer Loan Program 2018-2
	Trust	2.930%	4/26/27	8,020	8,030
3,6	SoFi Consumer Loan Program 2018-4
	Trust	3.540%	11/26/27	22,164	22,417
3,6	SoFi Consumer Loan Program 2019-1
	Trust	3.240%	2/25/28	24,803	25,058
3,6	Springleaf Funding Trust 2015-B	3.480%	5/15/28	19,420	19,624
3,6	START Ireland	4.089%	3/15/44	19,073	19,347
3,6,7	Symphony CLO XIV Ltd., 3M USD LIBOR +
	1.280%	3.877%	7/14/26	32,736	32,736
3,6,7	Thacher Park CLO Ltd., 3M USD LIBOR +
	1.160%	3.751%	10/20/26	15,419	15,426
6	Toronto-Dominion Bank	2.500%	1/18/22	77,500	78,414
3,6	Towd Point Mortgage Trust 2016-3	2.250%	4/25/56	1,585	1,573
3,6	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	41,965	42,541
3	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	6,775	7,034
3,6	Vantage Data Centers Issuer LLC 2018-1A	4.072%	2/16/43	17,923	18,130
3	Verizon Owner Trust 2018-A	3.230%	4/20/23	20,670	21,077
3,6	Verus Securitization Trust 2019-2	3.211%	4/25/59	16,588	16,750
3,6,7	Voya CLO 2014-1 Ltd., 3M USD LIBOR +
	0.990%	3.591%	4/18/31	16,725	16,544
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,656,307)					1,671,457
Corporate Bonds (43.1%)
Finance (17.4%)
	Banking (14.6%)
6	ABN AMRO Bank NV	2.450%	6/4/20	20,406	20,433
	American Express Credit Corp.	2.250%	8/15/19	24,000	24,008

American Express Credit Corp.	2.700%	3/3/22	83,055	83,974
Banco Santander SA	3.125%	2/23/23	28,600	28,982
Banco Santander SA	3.848%	4/12/23	17,000	17,612
Bank of America Corp.	3.300%	1/11/23	18,875	19,448
3 Bank of America Corp.	2.816%	7/21/23	60,600	61,194
Bank of America Corp.	4.100%	7/24/23	47,670	50,852
Bank of America Corp.	3.004%	12/20/23	42,652	43,418
Bank of America Corp.	4.125%	1/22/24	7,500	8,005
Bank of America Corp.	4.000%	1/22/25	26,225	27,544
3 Bank of America Corp.	3.559%	4/23/27	54,370	56,528
3 Bank of America Corp.	3.593%	7/21/28	37,995	39,492
Bank of America Corp.	3.419%	12/20/28	48,603	50,033
3 Bank of America Corp.	4.271%	7/23/29	72,640	78,966
3 Bank of America Corp.	3.974%	2/7/30	69,430	74,204
Bank of America Corp.	6.110%	1/29/37	30,000	38,185
Bank of America Corp.	5.875%	2/7/42	8,770	11,638
Bank of America Corp.	5.000%	1/21/44	24,180	29,286
3 Bank of America Corp.	3.946%	1/23/49	5,290	5,560
3 Bank of America Corp.	4.330%	3/15/50	59,475	66,388
8 Bank of Montreal	0.000%	7/5/19	18,741	14,306
8 Bank of Montreal	0.000%	7/22/19	13,747	10,485
Bank of Montreal	3.100%	4/13/21	46,940	47,644
Bank of New York Mellon Corp.	2.150%	2/24/20	49,755	49,706
Bank of New York Mellon Corp.	2.200%	8/16/23	32,698	32,561
Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	23,276
7 Bank of New York Mellon Corp., 3M USD
LIBOR + 1.050%	3.633%	10/30/23	43,060	43,825
8 Bank of Nova Scotia	0.000%	7/8/19	50,000	38,163
8 Bank of Nova Scotia	0.000%	7/10/19	50,000	38,159
8 Bank of Nova Scotia	0.000%	7/17/19	25,000	19,073
Bank of Nova Scotia	2.450%	3/22/21	39,905	40,051
Bank of Nova Scotia	2.800%	7/21/21	58,100	58,747
Bank One Corp.	7.750%	7/15/25	25,000	31,282
6 Banque Federative du Credit Mutuel SA	2.750%	10/15/20	37,820	37,994
Barclays Bank plc	5.140%	10/14/20	7,935	8,155
3 Barclays Bank plc	3.932%	5/7/25	52,770	53,690
7 Barclays Bank plc, 3M USD LIBOR +
1.380%	3.904%	5/16/24	36,710	36,113
BB&T Corp.	5.250%	11/1/19	19,000	19,171
BB&T Corp.	3.200%	9/3/21	25,210	25,657
BB&T Corp.	3.700%	6/5/25	48,000	51,086
BNG Bank NV	2.371%	7/2/19	84,000	83,978
BNG Bank NV	2.371%	7/3/19	41,000	40,986
6 BNP Paribas SA	2.950%	5/23/22	4,365	4,402
BNP Paribas SA	3.250%	3/3/23	4,190	4,330
6 BNP Paribas SA	3.800%	1/10/24	76,490	79,334
6 BNP Paribas SA	3.375%	1/9/25	61,070	61,962
6 BNP Paribas SA	3.500%	11/16/27	82,370	84,190
BPCE SA	2.500%	7/15/19	42,100	42,097
6 BPCE SA	5.700%	10/22/23	10,670	11,655
BPCE SA	4.000%	4/15/24	25,885	27,498
6 BPCE SA	5.150%	7/21/24	37,185	40,045
6 BPCE SA	3.500%	10/23/27	64,900	66,181
Branch Banking & Trust Co.	2.625%	1/15/22	61,500	61,811
8 Canadian Imperial Bank of Commerce	0.000%	7/22/19	27,000	20,594
8 Canadian Imperial Bank of Commerce	0.000%	7/26/19	53,963	41,153

7	Canadian Imperial Bank of Commerce, 3M
	USD LIBOR + 0.720%	3.130%	6/16/22	57,790	58,148
	Capital One Financial Corp.	2.500%	5/12/20	27,000	27,030
	Capital One Financial Corp.	4.750%	7/15/21	36,165	37,783
	Capital One Financial Corp.	3.750%	4/24/24	60,945	63,918
	Capital One Financial Corp.	3.200%	2/5/25	9,055	9,195
	Citibank NA	3.050%	5/1/20	67,750	68,134
	Citigroup Inc.	2.500%	7/29/19	29,565	29,566
	Citigroup Inc.	2.400%	2/18/20	87,550	87,541
	Citigroup Inc.	4.500%	1/14/22	30,140	31,676
	Citigroup Inc.	4.125%	7/25/28	45,085	47,508
3	Citigroup Inc.	3.520%	10/27/28	72,260	74,327
	Citigroup Inc.	6.625%	6/15/32	9,000	11,583
3	Citigroup Inc.	3.878%	1/24/39	37,225	38,666
	Citigroup Inc.	8.125%	7/15/39	1,883	2,996
	Citigroup Inc.	5.875%	1/30/42	7,460	9,799
	Citigroup Inc.	5.300%	5/6/44	12,142	14,516
	Commonwealth Bank of Australia	2.300%	3/12/20	21,255	21,258
	Compass Bank	2.750%	9/29/19	12,250	12,250
6	Credit Agricole SA	3.750%	4/24/23	31,690	32,751
6	Credit Agricole SA	3.250%	10/4/24	30,590	31,068
6,7	Credit Agricole SA, 3M USD LIBOR +
	1.020%	3.601%	4/24/23	16,500	16,437
	Credit Suisse AG	5.300%	8/13/19	9,000	9,028
	Credit Suisse AG	3.000%	10/29/21	53,710	54,492
	Credit Suisse AG	3.625%	9/9/24	3,955	4,161
6	Credit Suisse Group AG	3.574%	1/9/23	40,835	41,590
3,6	Credit Suisse Group AG	4.207%	6/12/24	12,285	12,881
3,6	Credit Suisse Group AG	3.869%	1/12/29	11,050	11,367
6,7	Credit Suisse Group AG, 3M USD LIBOR +
	1.240%	3.676%	6/12/24	24,825	24,898
	Credit Suisse Group Funding Guernsey
	Ltd.	3.125%	12/10/20	25,000	25,193
	Credit Suisse Group Funding Guernsey
	Ltd.	3.800%	9/15/22	45,685	47,327
	Credit Suisse Group Funding Guernsey
	Ltd.	3.750%	3/26/25	57,400	59,661
6	Danske Bank A/S	2.000%	9/8/21	41,970	41,278
6	Danske Bank A/S	5.000%	1/12/22	20,770	21,649
6	Danske Bank A/S	3.875%	9/12/23	45,515	46,483
6	Danske Bank A/S	5.375%	1/12/24	27,035	29,121
	Deutsche Bank AG	2.700%	7/13/20	14,600	14,491
	Deutsche Bank AG	3.150%	1/22/21	39,100	38,828
	Deutsche Bank AG	4.250%	10/14/21	20,815	21,075
9	DNB Bank ASA	2.373%	7/18/19	100,000	99,867
6	DNB Bank ASA	2.375%	6/2/21	42,450	42,333
	Fifth Third Bank	2.875%	10/1/21	8,780	8,881
	Fifth Third Bank	3.850%	3/15/26	29,295	30,843
	Goldman Sachs Group Inc.	2.875%	2/25/21	25,990	26,158
	Goldman Sachs Group Inc.	2.625%	4/25/21	9,270	9,302
	Goldman Sachs Group Inc.	5.250%	7/27/21	70,165	74,110
	Goldman Sachs Group Inc.	5.750%	1/24/22	67,095	72,245
3	Goldman Sachs Group Inc.	2.876%	10/31/22	65,405	65,741
	Goldman Sachs Group Inc.	3.625%	1/22/23	7,715	7,997
	Goldman Sachs Group Inc.	3.500%	1/23/25	16,660	17,160
3	Goldman Sachs Group Inc.	3.272%	9/29/25	44,260	45,159
	Goldman Sachs Group Inc.	4.250%	10/21/25	13,000	13,745

	Goldman Sachs Group Inc.	3.500%	11/16/26	48,000	49,124
	Goldman Sachs Group Inc.	3.850%	1/26/27	36,525	38,103
3	Goldman Sachs Group Inc.	3.691%	6/5/28	14,525	14,952
3	Goldman Sachs Group Inc.	3.814%	4/23/29	98,080	101,825
3	Goldman Sachs Group Inc.	4.223%	5/1/29	54,990	58,756
	Goldman Sachs Group Inc.	6.250%	2/1/41	28,795	38,479
	Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	22,932
6	HSBC Bank plc	4.750%	1/19/21	42,960	44,455
	HSBC Bank USA NA	5.875%	11/1/34	21,000	26,428
	HSBC Holdings plc	3.400%	3/8/21	50,000	50,717
	HSBC Holdings plc	4.000%	3/30/22	10,870	11,317
3	HSBC Holdings plc	3.262%	3/13/23	25,625	26,052
	HSBC Holdings plc	3.600%	5/25/23	56,130	58,352
	HSBC Holdings plc	3.900%	5/25/26	7,915	8,262
3	HSBC Holdings plc	4.041%	3/13/28	27,520	28,811
3	HSBC Holdings plc	4.583%	6/19/29	40,190	43,879
	HSBC Holdings plc	7.625%	5/17/32	15,800	21,993
	HSBC Holdings plc	6.500%	5/2/36	22,000	28,452
	HSBC Holdings plc	6.100%	1/14/42	43,680	59,700
	HSBC Holdings plc	5.250%	3/14/44	5,795	6,769
7	HSBC Holdings plc, 3M USD LIBOR +
	1.000%	3.520%	5/18/24	26,495	26,465
	HSBC USA Inc.	2.350%	3/5/20	93,430	93,452
	HSBC USA Inc.	3.500%	6/23/24	18,355	19,070
	Huntington Bancshares Inc.	3.150%	3/14/21	26,950	27,279
	Huntington National Bank	2.400%	4/1/20	36,530	36,505
	ING Groep NV	3.150%	3/29/22	13,170	13,409
	ING Groep NV	3.950%	3/29/27	33,605	35,186
	JPMorgan Chase & Co.	2.550%	3/1/21	26,000	26,047
	JPMorgan Chase & Co.	4.625%	5/10/21	14,000	14,561
	JPMorgan Chase & Co.	4.350%	8/15/21	33,285	34,594
	JPMorgan Chase & Co.	4.500%	1/24/22	18,260	19,236
	JPMorgan Chase & Co.	3.250%	9/23/22	22,380	22,971
	JPMorgan Chase & Co.	3.375%	5/1/23	36,370	37,358
	JPMorgan Chase & Co.	3.875%	2/1/24	11,200	11,886
	JPMorgan Chase & Co.	3.900%	7/15/25	11,560	12,340
	JPMorgan Chase & Co.	3.300%	4/1/26	26,730	27,658
	JPMorgan Chase & Co.	2.950%	10/1/26	75,000	75,882
	JPMorgan Chase & Co.	4.125%	12/15/26	24,400	26,024
	JPMorgan Chase & Co.	4.250%	10/1/27	9,275	10,007
3	JPMorgan Chase & Co.	4.452%	12/5/29	40,000	44,343
	JPMorgan Chase & Co.	5.600%	7/15/41	70,000	90,444
	JPMorgan Chase & Co.	5.400%	1/6/42	16,235	20,555
	JPMorgan Chase & Co.	5.625%	8/16/43	13,500	17,205
	JPMorgan Chase & Co.	4.950%	6/1/45	12,000	14,160
3	JPMorgan Chase & Co.	3.964%	11/15/48	160,000	167,989
6	Macquarie Bank Ltd.	2.400%	1/21/20	10,195	10,192
3,6	Macquarie Group Ltd.	4.150%	3/27/24	50,725	52,881
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	14,540	14,492
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	20,474
	Morgan Stanley	2.375%	7/23/19	35,000	34,997
	Morgan Stanley	5.500%	7/24/20	15,000	15,485
	Morgan Stanley	5.750%	1/25/21	13,900	14,598
	Morgan Stanley	2.500%	4/21/21	30,630	30,678
	Morgan Stanley	2.625%	11/17/21	30,200	30,386
	Morgan Stanley	2.750%	5/19/22	63,830	64,438
	Morgan Stanley	3.750%	2/25/23	23,000	24,000

	Morgan Stanley	3.875%	4/29/24	22,050	23,354
	Morgan Stanley	4.000%	7/23/25	20,805	22,252
	Morgan Stanley	3.125%	7/27/26	36,950	37,517
	Morgan Stanley	4.350%	9/8/26	15,000	16,055
	Morgan Stanley	3.625%	1/20/27	31,000	32,387
3	Morgan Stanley	3.772%	1/24/29	56,830	59,661
	Morgan Stanley	7.250%	4/1/32	51,100	71,708
	Morgan Stanley	4.300%	1/27/45	24,705	27,033
3,6	Nationwide Building Society	3.622%	4/26/23	22,755	23,182
6	NBK SPC Ltd.	2.750%	5/30/22	56,875	56,714
	PNC Bank NA	3.300%	10/30/24	14,645	15,214
	PNC Bank NA	2.950%	2/23/25	34,775	35,487
	PNC Bank NA	3.100%	10/25/27	42,485	43,683
	PNC Bank NA	3.250%	1/22/28	60,960	63,564
	PNC Financial Services Group Inc.	3.900%	4/29/24	40,150	42,239
8	Royal Bank of Canada	0.000%	7/16/19	7,384	5,634
8	Royal Bank of Canada	0.000%	7/19/19	32,522	24,810
	Royal Bank of Canada	2.500%	1/19/21	24,750	24,839
	Royal Bank of Canada	2.750%	2/1/22	44,630	45,296
	Santander Holdings USA Inc.	2.650%	4/17/20	19,225	19,213
	Santander Holdings USA Inc.	3.700%	3/28/22	28,405	29,034
	Santander Holdings USA Inc.	3.400%	1/18/23	26,105	26,457
6	Skandinaviska Enskilda Banken AB	2.450%	5/27/20	50,900	50,986
6	Societe Generale SA	3.250%	1/12/22	38,965	39,398
3	State Street Corp.	2.653%	5/15/23	31,280	31,567
	SunTrust Bank	3.300%	5/15/26	11,955	12,148
	SunTrust Banks Inc.	2.900%	3/3/21	34,300	34,596
	Svenska Handelsbanken AB	1.875%	9/7/21	37,750	37,360
	Synchrony Bank	3.650%	5/24/21	46,290	47,119
8	Toronto-Dominion Bank	0.000%	7/5/19	19,028	14,525
8	Toronto-Dominion Bank	0.000%	7/17/19	41,100	31,357
8	Toronto-Dominion Bank	0.000%	7/19/19	16,204	12,361
9	Toronto-Dominion Bank	2.415%	7/25/19	100,000	99,821
	Toronto-Dominion Bank	2.500%	12/14/20	97,700	98,236
6	UBS AG	2.200%	6/8/20	27,590	27,564
6	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	36,710	36,954
6	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	58,970	59,467
6	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	46,000	46,215
	US Bancorp	2.625%	1/24/22	47,510	48,040
	US Bancorp	3.700%	1/30/24	39,005	41,308
	US Bancorp	2.375%	7/22/26	45,000	44,570
	Wachovia Corp.	6.605%	10/1/25	15,000	17,762
	Wells Fargo & Co.	2.150%	1/30/20	38,370	38,333
	Wells Fargo & Co.	3.000%	1/22/21	27,580	27,825
	Wells Fargo & Co.	4.600%	4/1/21	40,000	41,507
	Wells Fargo & Co.	3.500%	3/8/22	54,840	56,377
	Wells Fargo & Co.	3.069%	1/24/23	10,465	10,617
	Wells Fargo & Co.	3.450%	2/13/23	39,400	40,443
	Wells Fargo & Co.	4.480%	1/16/24	34,444	36,744
	Wells Fargo & Co.	3.750%	1/24/24	30,455	31,983
	Wells Fargo & Co.	3.000%	2/19/25	28,660	28,976
	Wells Fargo & Co.	3.550%	9/29/25	27,170	28,323
	Wells Fargo & Co.	3.000%	4/22/26	36,830	37,247
	Wells Fargo & Co.	4.100%	6/3/26	45,700	48,310
	Wells Fargo & Co.	3.000%	10/23/26	6,435	6,478
3	Wells Fargo & Co.	3.196%	6/17/27	57,145	57,829
	Wells Fargo & Co.	5.606%	1/15/44	28,551	35,609

Wells Fargo & Co.	4.650%	11/4/44	20,735	22,928
Wells Fargo & Co.	4.900%	11/17/45	16,060	18,587
Wells Fargo & Co.	4.400%	6/14/46	36,200	39,147
Wells Fargo & Co.	4.750%	12/7/46	38,790	44,126
Westpac Banking Corp.	2.300%	5/26/20	22,948	22,968

Brokerage (0.1%)
Ameriprise Financial Inc.	5.300%	3/15/20	6,625	6,756
Charles Schwab Corp.	3.200%	3/2/27	19,790	20,402

Insurance (2.4%)
Aetna Inc.	2.800%	6/15/23	32,080	32,174
6 AIA Group Ltd.	3.600%	4/9/29	49,000	51,266
6 AIG Global Funding	2.700%	12/15/21	41,815	42,069
American International Group Inc.	4.250%	3/15/29	33,365	35,719
Anthem Inc.	3.700%	8/15/21	25,635	26,242
Anthem Inc.	3.300%	1/15/23	20,000	20,580
Anthem Inc.	3.650%	12/1/27	13,150	13,635
Anthem Inc.	4.101%	3/1/28	42,145	44,933
Anthem Inc.	4.650%	8/15/44	14,857	16,167
Anthem Inc.	4.375%	12/1/47	11,455	12,130
Berkshire Hathaway Inc.	2.750%	3/15/23	36,055	36,621
Berkshire Hathaway Inc.	3.125%	3/15/26	23,645	24,461
Chubb INA Holdings Inc.	2.300%	11/3/20	5,235	5,235
Chubb INA Holdings Inc.	3.350%	5/15/24	20,340	21,350
Chubb INA Holdings Inc.	3.350%	5/3/26	12,280	12,836
Chubb INA Holdings Inc.	4.350%	11/3/45	24,795	28,753
Cigna Holding Co.	3.250%	4/15/25	30,765	31,234
6 Five Corners Funding Trust	4.419%	11/15/23	5,320	5,708
6 Guardian Life Global Funding	2.000%	4/26/21	12,825	12,747
6 Jackson National Life Global Funding	3.250%	1/30/24	48,955	50,394
6 Liberty Mutual Group Inc.	4.250%	6/15/23	2,608	2,754
6 Liberty Mutual Group Inc.	4.569%	2/1/29	9,217	10,097
6 Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	27,044
Loews Corp.	2.625%	5/15/23	14,100	14,203
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	22,125	24,376
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	8,985	10,709
6 MassMutual Global Funding II	2.000%	4/15/21	42,188	42,034
MetLife Inc.	3.600%	4/10/24	28,000	29,678
MetLife Inc.	4.125%	8/13/42	5,300	5,709
MetLife Inc.	4.875%	11/13/43	17,500	20,643
6 Metropolitan Life Global Funding I	3.450%	10/9/21	28,465	29,144
6 Metropolitan Life Global Funding I	2.650%	4/8/22	14,005	14,176
6 Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	31,362
6 Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	44,193
6 Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	31,507
6 New York Life Global Funding	2.900%	1/17/24	58,670	60,011
6 New York Life Insurance Co.	5.875%	5/15/33	44,785	57,706
6 New York Life Insurance Co.	4.450%	5/15/69	14,535	15,996
6 Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,098	24,767
Prudential Financial Inc.	4.500%	11/15/20	24,055	24,819
6 Teachers Insurance & Annuity Assn. of
America	4.900%	9/15/44	21,990	25,714
6 Teachers Insurance & Annuity Assn. of
America	4.270%	5/15/47	42,865	46,224
UnitedHealth Group Inc.	3.875%	10/15/20	6,786	6,904
UnitedHealth Group Inc.	2.875%	3/15/22	2,346	2,379

UnitedHealth Group Inc.	2.875%	3/15/23	12,000	12,231
UnitedHealth Group Inc.	3.100%	3/15/26	14,220	14,556
UnitedHealth Group Inc.	3.850%	6/15/28	34,260	36,982
UnitedHealth Group Inc.	4.625%	7/15/35	9,285	10,635
UnitedHealth Group Inc.	6.625%	11/15/37	20,000	28,029
UnitedHealth Group Inc.	4.625%	11/15/41	36,010	40,828
UnitedHealth Group Inc.	4.250%	3/15/43	31,000	33,919
UnitedHealth Group Inc.	4.750%	7/15/45	19,035	22,553
UnitedHealth Group Inc.	4.200%	1/15/47	8,345	9,056
UnitedHealth Group Inc.	4.250%	6/15/48	12,545	13,882

Real Estate Investment Trusts (0.3%)
AvalonBay Communities Inc.	3.625%	10/1/20	17,315	17,511
Boston Properties LP	3.125%	9/1/23	13,520	13,816
Boston Properties LP	3.800%	2/1/24	1,780	1,863
Realty Income Corp.	5.750%	1/15/21	8,675	9,045
Simon Property Group LP	4.375%	3/1/21	22,000	22,659
Simon Property Group LP	4.125%	12/1/21	12,946	13,435
Simon Property Group LP	3.750%	2/1/24	6,645	6,992
Simon Property Group LP	3.375%	10/1/24	20,470	21,298
6 WEA Finance LLC	4.125%	9/20/28	20,815	22,054
6 WEA Finance LLC	4.625%	9/20/48	26,575	28,892
6 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	17,715	17,714
				9,707,484
Industrial (21.0%)
Basic Industry (0.1%)
6 Air Liquide Finance SA	2.250%	9/27/23	21,000	20,873
6 Air Liquide Finance SA	2.500%	9/27/26	16,815	16,521
International Paper Co.	4.350%	8/15/48	43,570	42,465

Capital Goods (1.7%)
6 BAE Systems Holdings Inc.	2.850%	12/15/20	5,020	5,032
6 BAE Systems Holdings Inc.	3.800%	10/7/24	26,068	27,106
6 BAE Systems Holdings Inc.	3.850%	12/15/25	29,838	31,133
Boeing Co.	5.875%	2/15/40	5,000	6,545
Caterpillar Financial Services Corp.	2.625%	3/1/23	39,500	39,891
Caterpillar Inc.	3.900%	5/27/21	32,880	33,927
Caterpillar Inc.	2.600%	6/26/22	9,575	9,692
Caterpillar Inc.	3.400%	5/15/24	19,475	20,420
Caterpillar Inc.	5.200%	5/27/41	19,770	24,883
Deere & Co.	4.375%	10/16/19	13,090	13,164
Eaton Corp.	6.500%	6/1/25	10,000	11,598
General Dynamics Corp.	2.875%	5/11/20	54,940	55,206
General Dynamics Corp.	3.875%	7/15/21	9,950	10,257
General Electric Co.	2.700%	10/9/22	14,000	13,967
General Electric Co.	3.100%	1/9/23	6,094	6,154
Honeywell International Inc.	4.250%	3/1/21	29,484	30,493
Illinois Tool Works Inc.	3.500%	3/1/24	42,775	45,019
John Deere Capital Corp.	2.800%	1/27/23	8,000	8,143
John Deere Capital Corp.	3.350%	6/12/24	9,000	9,429
John Deere Capital Corp.	3.450%	3/13/25	43,560	45,878
Johnson Controls International plc	5.000%	3/30/20	29,000	29,511
Johnson Controls International plc	3.750%	12/1/21	596	615
Lockheed Martin Corp.	2.500%	11/23/20	12,340	12,389
Lockheed Martin Corp.	2.900%	3/1/25	26,840	27,607
Lockheed Martin Corp.	4.500%	5/15/36	6,715	7,700

Lockheed Martin Corp.	4.700%	5/15/46	12,041	14,526
Lockheed Martin Corp.	4.090%	9/15/52	4,609	5,074
Parker-Hannifin Corp.	3.250%	6/14/29	16,220	16,811
Parker-Hannifin Corp.	4.450%	11/21/44	14,290	15,850
Raytheon Co.	3.125%	10/15/20	10,000	10,103
6 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	60,840	61,736
6 Siemens Financieringsmaatschappij NV	3.125%	3/16/24	62,200	64,288
6 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	40,495	45,446
Stanley Black & Decker Inc.	4.850%	11/15/48	24,040	28,380
United Technologies Corp.	4.500%	4/15/20	24,170	24,559
United Technologies Corp.	3.100%	6/1/22	10,095	10,322
United Technologies Corp.	4.125%	11/16/28	32,800	35,859
United Technologies Corp.	4.450%	11/16/38	9,050	10,106
United Technologies Corp.	4.500%	6/1/42	55,694	62,738
United Technologies Corp.	3.750%	11/1/46	5,891	5,962

Communication (2.9%)
America Movil SAB de CV	3.125%	7/16/22	66,820	67,972
America Movil SAB de CV	3.625%	4/22/29	25,600	26,560
America Movil SAB de CV	6.125%	3/30/40	10,010	13,031
American Tower Corp.	3.450%	9/15/21	23,985	24,476
American Tower Corp.	4.700%	3/15/22	2,905	3,062
American Tower Corp.	5.000%	2/15/24	8,641	9,502
American Tower Corp.	4.400%	2/15/26	7,300	7,850
AT&T Inc.	2.450%	6/30/20	17,525	17,506
AT&T Inc.	4.600%	2/15/21	4,900	5,041
AT&T Inc.	3.875%	8/15/21	20,000	20,604
AT&T Inc.	7.850%	1/15/22	23,750	26,671
AT&T Inc.	3.600%	7/15/25	22,963	23,800
AT&T Inc.	4.900%	8/15/37	4,175	4,507
AT&T Inc.	4.850%	3/1/39	26,937	28,759
CBS Corp.	4.300%	2/15/21	22,710	23,269
Comcast Corp.	3.000%	2/1/24	51,960	53,411
Comcast Corp.	3.600%	3/1/24	60,515	63,825
Comcast Corp.	3.375%	2/15/25	2,565	2,682
Comcast Corp.	3.150%	3/1/26	15,280	15,771
Comcast Corp.	2.350%	1/15/27	19,840	19,309
Comcast Corp.	4.250%	1/15/33	15,060	16,876
Comcast Corp.	4.200%	8/15/34	25,155	27,793
Comcast Corp.	4.400%	8/15/35	32,657	36,349
Comcast Corp.	4.600%	10/15/38	46,815	53,252
Comcast Corp.	4.650%	7/15/42	7,260	8,340
Comcast Corp.	4.500%	1/15/43	20,000	22,282
Comcast Corp.	4.750%	3/1/44	28,710	33,321
Comcast Corp.	4.600%	8/15/45	46,358	52,334
Comcast Corp.	3.969%	11/1/47	40,576	42,426
Comcast Corp.	4.000%	3/1/48	17,415	18,182
Comcast Corp.	4.700%	10/15/48	44,065	51,212
Comcast Corp.	3.999%	11/1/49	26,848	28,033
Comcast Corp.	4.049%	11/1/52	21,572	22,704
Comcast Corp.	4.950%	10/15/58	34,115	41,206
6 Cox Communications Inc.	3.250%	12/15/22	26,585	27,126
6 Cox Communications Inc.	4.800%	2/1/35	58,525	59,465
6 Cox Communications Inc.	6.450%	12/1/36	1,575	1,846
6 Cox Communications Inc.	4.600%	8/15/47	3,325	3,406
Crown Castle International Corp.	3.650%	9/1/27	10,385	10,690
Crown Castle International Corp.	3.800%	2/15/28	8,575	8,883

6	Fox Corp.	5.576%	1/25/49	9,395	11,436
	NBCUniversal Media LLC	4.375%	4/1/21	26,000	26,959
	NBCUniversal Media LLC	4.450%	1/15/43	10,639	11,612
	Orange SA	9.000%	3/1/31	54,566	82,783
6	SK Telecom Co. Ltd.	3.750%	4/16/23	12,220	12,678
6	Sky Ltd.	2.625%	9/16/19	30,550	30,550
6	Sky Ltd.	3.750%	9/16/24	42,911	45,585
3,6	Sprint Spectrum Co LLC / Sprint Spectrum
	Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	46,800	48,555
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,215	3,805
	Verizon Communications Inc.	3.450%	3/15/21	15,585	15,897
	Verizon Communications Inc.	4.812%	3/15/39	67,074	76,880
	Verizon Communications Inc.	4.750%	11/1/41	28,730	32,325
	Verizon Communications Inc.	5.012%	4/15/49	52,343	62,490
	Verizon Communications Inc.	4.672%	3/15/55	6,414	7,276
	Vodafone Group plc	5.000%	5/30/38	1,890	2,038
	Vodafone Group plc	5.250%	5/30/48	47,080	52,066
6	Walt Disney Co.	4.500%	2/15/21	4,650	4,825
6	Walt Disney Co.	6.200%	12/15/34	11,000	14,813
	Walt Disney Co.	4.125%	6/1/44	18,320	20,796

	Consumer Cyclical (2.5%)
	Alibaba Group Holding Ltd.	2.500%	11/28/19	10,480	10,480
	Alibaba Group Holding Ltd.	3.125%	11/28/21	2,035	2,065
	Alibaba Group Holding Ltd.	3.600%	11/28/24	45,610	47,559
	Alibaba Group Holding Ltd.	3.400%	12/6/27	65,650	66,434
	Amazon.com Inc.	2.500%	11/29/22	31,600	31,870
	Amazon.com Inc.	2.800%	8/22/24	26,740	27,511
	Amazon.com Inc.	4.800%	12/5/34	55,880	68,668
	Amazon.com Inc.	4.950%	12/5/44	17,920	22,564
	Amazon.com Inc.	4.250%	8/22/57	52,165	59,967
	American Honda Finance Corp.	2.300%	9/9/26	17,135	16,598
	AutoZone Inc.	4.000%	11/15/20	25,000	25,467
	AutoZone Inc.	3.700%	4/15/22	12,752	13,143
6	BMW US Capital LLC	2.000%	4/11/21	19,815	19,664
6	BMW US Capital LLC	2.250%	9/15/23	93,000	91,614
6	BMW US Capital LLC	2.800%	4/11/26	5,395	5,389
3,6	CVS Pass-Through Trust	5.926%	1/10/34	13,099	14,920
6	Daimler Finance North America LLC	2.250%	7/31/19	58,255	58,235
6	Daimler Finance North America LLC	2.450%	5/18/20	8,005	7,997
6	Daimler Finance North America LLC	2.300%	2/12/21	34,630	34,486
6	Daimler Finance North America LLC	2.000%	7/6/21	60,000	59,308
6	Daimler Finance North America LLC	3.875%	9/15/21	3,270	3,358
6	Daimler Finance North America LLC	3.250%	8/1/24	3,970	4,041
	Ford Motor Credit Co. LLC	3.680%	5/1/20	36,000	34,977
	Ford Motor Credit Co. LLC	3.157%	8/4/20	23,890	23,978
	General Motors Financial Co. Inc.	3.550%	4/9/21	16,525	16,701
	General Motors Financial Co. Inc.	3.950%	4/13/24	58,730	59,906
	Home Depot Inc.	2.700%	4/1/23	24,715	25,238
	Home Depot Inc.	3.900%	12/6/28	10,040	11,036
	Home Depot Inc.	4.400%	3/15/45	22,390	25,726
	Home Depot Inc.	4.500%	12/6/48	12,020	14,080
6	Hyundai Capital America	2.550%	4/3/20	29,410	29,357
6,7	Hyundai Capital America, 3M USD LIBOR
	+ 0.940%	3.529%	7/8/21	50,500	50,542
	Lowe's Cos. Inc.	3.100%	5/3/27	115,000	116,096
	Lowe's Cos. Inc.	4.550%	4/5/49	8,060	8,625

Marriott International Inc.	2.300%	1/15/22	44,000	43,749
McDonald's Corp.	3.500%	7/15/20	21,760	22,024
McDonald's Corp.	2.625%	1/15/22	10,175	10,278
McDonald's Corp.	3.250%	6/10/24	4,400	4,591
McDonald's Corp.	4.875%	12/9/45	22,775	26,198
Starbucks Corp.	4.500%	11/15/48	35,130	38,216
Target Corp.	2.900%	1/15/22	11,850	12,114
6 Volkswagen Group of America Finance
LLC	2.450%	11/20/19	13,860	13,856
Walmart Inc.	2.550%	4/11/23	44,450	45,060
Walmart Inc.	3.550%	6/26/25	56,485	60,261
Walmart Inc.	3.625%	12/15/47	14,950	15,959

Consumer Noncyclical (6.9%)
Allergan Funding SCS	3.450%	3/15/22	23,785	24,261
Allergan Funding SCS	3.800%	3/15/25	12,825	13,289
Allergan Funding SCS	4.850%	6/15/44	14,075	14,583
Altria Group Inc.	4.750%	5/5/21	40,806	42,497
Altria Group Inc.	2.850%	8/9/22	11,835	11,936
Altria Group Inc.	4.800%	2/14/29	21,200	22,833
Altria Group Inc.	4.500%	5/2/43	10,105	9,613
Altria Group Inc.	3.875%	9/16/46	22,625	20,072
Amgen Inc.	3.625%	5/22/24	38,185	40,113
Amgen Inc.	5.150%	11/15/41	27,515	31,517
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide Inc.	4.700%	2/1/36	60,260	65,758
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide Inc.	4.900%	2/1/46	94,525	104,995
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	56,807	58,579
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,300	8,428
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	800	823
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	9,836	9,904
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	5,700	6,311
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,080	18,187
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	14,500	15,405
Archer-Daniels-Midland Co.	4.500%	3/15/49	34,425	39,960
Ascension Health	3.945%	11/15/46	14,675	15,825
3 Ascension Health	4.847%	11/15/53	2,165	2,661
AstraZeneca plc	1.950%	9/18/19	12,435	12,418
AstraZeneca plc	2.375%	11/16/20	37,225	37,221
AstraZeneca plc	3.375%	11/16/25	27,755	28,983
AstraZeneca plc	4.000%	1/17/29	33,295	36,292
BAT Capital Corp.	3.557%	8/15/27	60,340	60,033
6 BAT International Finance plc	2.750%	6/15/20	17,600	17,639
6 Bayer US Finance II LLC	4.250%	12/15/25	55,665	58,777
6 Bayer US Finance II LLC	5.500%	7/30/35	15,000	15,346
6 Bayer US Finance LLC	2.375%	10/8/19	6,140	6,130
6 Bayer US Finance LLC	3.000%	10/8/21	38,730	39,009
6 Bayer US Finance LLC	3.375%	10/8/24	26,960	27,197
Biogen Inc.	2.900%	9/15/20	17,465	17,543
Boston Scientific Corp.	4.000%	3/1/29	6,515	7,025
6 Bristol-Myers Squibb Co.	3.400%	7/26/29	29,395	30,657
6 Bristol-Myers Squibb Co.	4.125%	6/15/39	16,775	18,155
6 Bristol-Myers Squibb Co.	4.250%	10/26/49	25,825	28,425
Cardinal Health Inc.	2.400%	11/15/19	22,090	22,060
Cardinal Health Inc.	3.200%	3/15/23	11,650	11,833
Cardinal Health Inc.	3.079%	6/15/24	16,720	16,833

Cardinal Health Inc.	3.500%	11/15/24	20,020	20,533
Cardinal Health Inc.	4.500%	11/15/44	23,250	21,354
6 Cargill Inc.	4.760%	11/23/45	57,879	67,996
Celgene Corp.	3.550%	8/15/22	21,144	21,885
Celgene Corp.	2.750%	2/15/23	4,416	4,461
Celgene Corp.	3.250%	2/20/23	7,590	7,795
Celgene Corp.	4.000%	8/15/23	1,455	1,539
Celgene Corp.	3.625%	5/15/24	11,980	12,525
6 Cigna Corp.	4.375%	10/15/28	18,115	19,467
6 Cigna Corp.	4.800%	8/15/38	25,725	27,581
6 Cigna Corp.	4.900%	12/15/48	18,087	19,637
Coca-Cola Co.	4.500%	9/1/21	14,785	15,280
Coca-Cola European Partners plc	3.500%	9/15/20	4,600	4,651
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	28,000	29,360
Colgate-Palmolive Co.	2.950%	11/1/20	25,000	25,339
CommonSpirit Health	2.950%	11/1/22	36,807	37,162
CommonSpirit Health	4.200%	8/1/23	11,695	12,298
3 CommonSpirit Health	4.350%	11/1/42	20,970	21,020
Conagra Brands Inc.	4.600%	11/1/25	7,685	8,354
Conagra Brands Inc.	5.300%	11/1/38	22,930	24,891
Constellation Brands Inc.	2.700%	5/9/22	2,400	2,413
CVS Health Corp.	2.750%	12/1/22	20,000	20,052
CVS Health Corp.	4.875%	7/20/35	18,205	19,056
CVS Health Corp.	5.125%	7/20/45	42,620	45,385
CVS Health Corp.	5.050%	3/25/48	22,175	23,470
6 Danone SA	2.589%	11/2/23	10,000	10,044
6 Danone SA	2.947%	11/2/26	40,000	39,848
Diageo Capital plc	2.625%	4/29/23	42,580	43,089
Diageo Investment Corp.	2.875%	5/11/22	17,245	17,545
Dignity Health	3.812%	11/1/24	18,560	19,545
Dignity Health	2.637%	11/1/19	4,480	4,483
Eli Lilly & Co.	3.700%	3/1/45	20,040	20,813
6 EMD Finance LLC	2.400%	3/19/20	1,100	1,099
6 EMD Finance LLC	2.950%	3/19/22	19,640	19,804
6 Forest Laboratories Inc.	4.875%	2/15/21	3,312	3,412
6 Forest Laboratories LLC	5.000%	12/15/21	23,725	24,887
Gilead Sciences Inc.	2.550%	9/1/20	15,245	15,285
Gilead Sciences Inc.	2.500%	9/1/23	26,390	26,576
Gilead Sciences Inc.	3.700%	4/1/24	21,420	22,614
Gilead Sciences Inc.	3.500%	2/1/25	28,575	29,935
Gilead Sciences Inc.	4.500%	2/1/45	55,782	61,086
Gilead Sciences Inc.	4.750%	3/1/46	13,200	14,923
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	25,750	26,225
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	20,186
GlaxoSmithKline Capital plc	2.850%	5/8/22	51,595	52,449
6 Imperial Tobacco Finance plc	3.750%	7/21/22	58,995	60,672
Johnson & Johnson	6.730%	11/15/23	15,000	17,843
Johnson & Johnson	2.450%	3/1/26	78,000	78,194
Kaiser Foundation Hospitals	3.500%	4/1/22	10,115	10,482
Kaiser Foundation Hospitals	3.150%	5/1/27	18,190	18,679
Kaiser Foundation Hospitals	4.875%	4/1/42	12,710	15,179
Kraft Heinz Foods Co.	3.000%	6/1/26	31,320	30,446
Kraft Heinz Foods Co.	5.000%	7/15/35	7,370	7,749
Kraft Heinz Foods Co.	4.375%	6/1/46	78,335	74,002
Kroger Co.	3.300%	1/15/21	13,605	13,781
Kroger Co.	3.850%	8/1/23	5,055	5,293
3 Mayo Clinic	4.128%	11/15/52	11,465	12,734

McKesson Corp.	2.700%	12/15/22	7,010	7,026
McKesson Corp.	2.850%	3/15/23	6,840	6,876
McKesson Corp.	3.796%	3/15/24	9,525	9,978
Medtronic Inc.	3.150%	3/15/22	61,030	62,708
Medtronic Inc.	3.625%	3/15/24	7,510	7,956
Medtronic Inc.	3.500%	3/15/25	31,616	33,646
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	11,505	14,446
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	7,820	8,751
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,940	6,727
Merck & Co. Inc.	2.350%	2/10/22	24,825	25,019
Merck & Co. Inc.	2.800%	5/18/23	15,650	16,046
Merck & Co. Inc.	2.750%	2/10/25	38,000	39,004
Merck & Co. Inc.	3.400%	3/7/29	58,390	62,126
Merck & Co. Inc.	4.150%	5/18/43	28,405	31,633
Mercy Health	4.302%	7/1/28	19,830	21,907
Molson Coors Brewing Co.	3.500%	5/1/22	14,905	15,296
Mylan NV	3.950%	6/15/26	59,430	57,335
New York & Presbyterian Hospital	4.024%	8/1/45	19,835	21,976
Novartis Capital Corp.	3.400%	5/6/24	13,425	14,179
Novartis Capital Corp.	4.400%	5/6/44	21,485	25,013
Partners Healthcare System	3.443%	7/1/21	2,000	2,052
PepsiCo Inc.	2.375%	10/6/26	72,545	72,169
PepsiCo Inc.	4.000%	3/5/42	35,200	38,732
PepsiCo Inc.	3.450%	10/6/46	45,740	46,932
Pfizer Inc.	3.000%	6/15/23	25,440	26,185
Pfizer Inc.	3.000%	12/15/26	28,400	29,222
Pfizer Inc.	3.450%	3/15/29	52,500	55,453
Pfizer Inc.	4.100%	9/15/38	52,715	58,057
Philip Morris International Inc.	4.500%	3/26/20	25,000	25,392
Philip Morris International Inc.	1.875%	2/25/21	43,455	43,157
Philip Morris International Inc.	4.125%	5/17/21	15,705	16,211
Philip Morris International Inc.	2.500%	8/22/22	13,250	13,297
Philip Morris International Inc.	2.625%	3/6/23	23,000	23,156
Philip Morris International Inc.	4.500%	3/20/42	11,665	12,499
Philip Morris International Inc.	3.875%	8/21/42	22,785	22,476
Philip Morris International Inc.	4.875%	11/15/43	5,835	6,608
Philip Morris International Inc.	4.250%	11/10/44	15,000	15,624
3 Procter & Gamble - Esop	9.360%	1/1/21	5,702	6,121
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	18,290	18,234
3 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	12,030	12,739
6 Roche Holdings Inc.	2.875%	9/29/21	26,150	26,513
6 Roche Holdings Inc.	2.375%	1/28/27	61,570	61,055
Sanofi	4.000%	3/29/21	36,275	37,371
6 Sigma Alimentos SA de CV	4.125%	5/2/26	21,075	21,312
6 South Carolina Electric & Gas Co.	3.250%	6/7/22	50,880	51,574
6 South Carolina Electric & Gas Co.	3.500%	6/15/22	7,440	7,597
6 South Carolina Electric & Gas Co.	3.950%	6/15/25	15,000	15,428
SSM Health Care Corp.	3.823%	6/1/27	35,390	37,538
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	6,765	6,511
Teva Pharmaceutical Finance Netherlands
III BV	2.800%	7/21/23	36,645	31,790
Unilever Capital Corp.	4.250%	2/10/21	78,185	80,730
Wyeth LLC	5.950%	4/1/37	15,000	19,875

	Energy (2.0%)
6	BG Energy Capital plc	4.000%	10/15/21	17,070	17,642
6	BG Energy Capital plc	5.125%	10/15/41	20,000	23,543
	BP Capital Markets America Inc.	4.500%	10/1/20	28,000	28,753
	BP Capital Markets America Inc.	4.742%	3/11/21	10,000	10,411
	BP Capital Markets America Inc.	3.245%	5/6/22	10,000	10,283
	BP Capital Markets plc	2.315%	2/13/20	3,760	3,761
	BP Capital Markets plc	3.062%	3/17/22	35,770	36,559
	BP Capital Markets plc	2.500%	11/6/22	8,000	8,041
	BP Capital Markets plc	3.994%	9/26/23	13,130	13,964
	BP Capital Markets plc	3.814%	2/10/24	38,000	40,266
	BP Capital Markets plc	3.506%	3/17/25	41,710	43,785
	Chevron Corp.	2.355%	12/5/22	6,000	6,046
	Chevron Corp.	3.191%	6/24/23	69,750	72,352
	ConocoPhillips	7.000%	3/30/29	11,500	15,080
	ConocoPhillips	4.950%	3/15/26	12,710	14,455
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	14,085	14,558
	Dominion Energy Gas Holdings LLC	4.800%	11/1/43	14,190	16,124
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	7,003	7,857
	Enterprise Products Operating LLC	4.900%	5/15/46	5,000	5,591
	Enterprise Products Operating LLC	4.250%	2/15/48	23,475	24,085
	Exxon Mobil Corp.	2.222%	3/1/21	12,735	12,764
	Exxon Mobil Corp.	2.726%	3/1/23	10,710	10,937
	Exxon Mobil Corp.	3.043%	3/1/26	7,330	7,579
	Exxon Mobil Corp.	4.114%	3/1/46	10,845	12,415
	Noble Energy Inc.	4.150%	12/15/21	14,890	15,361
	Occidental Petroleum Corp.	4.100%	2/1/21	27,466	28,045
	Occidental Petroleum Corp.	2.700%	2/15/23	9,250	9,296
	Occidental Petroleum Corp.	3.400%	4/15/26	11,750	11,952
	Phillips 66	4.300%	4/1/22	30,000	31,566
6	Schlumberger Holdings Corp.	4.000%	12/21/25	21,010	22,231
6	Schlumberger Holdings Corp.	3.900%	5/17/28	25,724	26,707
6	Schlumberger Investment SA	2.400%	8/1/22	20,765	20,778
	Shell International Finance BV	3.250%	5/11/25	28,680	29,961
	Shell International Finance BV	4.125%	5/11/35	40,575	44,814
	Shell International Finance BV	5.500%	3/25/40	10,795	13,930
	Shell International Finance BV	4.375%	5/11/45	95,725	109,632
	Suncor Energy Inc.	3.600%	12/1/24	19,505	20,341
	Suncor Energy Inc.	5.950%	12/1/34	13,000	16,652
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	25,945	26,686
	Texaco Capital Inc.	8.625%	4/1/32	25,000	37,893
	Total Capital International SA	2.700%	1/25/23	32,714	33,241
	Total Capital International SA	3.750%	4/10/24	50,000	53,242
	TransCanada PipeLines Ltd.	3.800%	10/1/20	30,875	31,294
	TransCanada PipeLines Ltd.	2.500%	8/1/22	21,165	21,092
	TransCanada PipeLines Ltd.	4.875%	1/15/26	58,060	64,018

	Other Industrial (0.3%)
	George Washington University	3.545%	9/15/46	10,000	10,105
6	Hutchison Whampoa International 09/19
	Ltd.	5.750%	9/11/19	12,000	12,075
3	Johns Hopkins University	4.083%	7/1/53	24,695	27,275
6	SBA Tower Trust	3.168%	4/11/22	49,780	50,359
6	SBA Tower Trust	3.448%	3/15/23	28,730	29,359
3,6	SBA Tower Trust	2.898%	10/15/44	37,250	37,267

Technology (4.1%)
Apple Inc.	2.850%	2/23/23	43,845	44,877
Apple Inc.	3.000%	2/9/24	22,750	23,490
Apple Inc.	3.450%	5/6/24	31,140	32,917
Apple Inc.	2.850%	5/11/24	45,635	46,924
Apple Inc.	2.750%	1/13/25	21,615	22,089
Apple Inc.	3.250%	2/23/26	38,220	39,943
Apple Inc.	2.450%	8/4/26	55,182	55,060
Apple Inc.	3.350%	2/9/27	56,435	59,163
Apple Inc.	3.200%	5/11/27	39,750	41,442
Apple Inc.	2.900%	9/12/27	83,420	85,323
Apple Inc.	3.850%	5/4/43	15,275	16,204
Apple Inc.	4.450%	5/6/44	4,035	4,627
Apple Inc.	3.850%	8/4/46	36,510	38,718
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	36,975	37,314
Cisco Systems Inc.	2.500%	9/20/26	15,921	16,068
Fiserv Inc.	3.200%	7/1/26	21,845	22,286
Intel Corp.	2.875%	5/11/24	29,825	30,623
Intel Corp.	4.100%	5/19/46	47,755	51,672
International Business Machines Corp.	3.375%	8/1/23	61,300	63,368
International Business Machines Corp.	3.625%	2/12/24	22,800	23,945
International Business Machines Corp.	3.000%	5/15/24	81,400	83,604
International Business Machines Corp.	7.000%	10/30/25	25,000	31,064
International Business Machines Corp.	3.300%	5/15/26	148,025	153,058
International Business Machines Corp.	3.500%	5/15/29	98,025	102,058
Microsoft Corp.	2.375%	2/12/22	19,865	20,072
Microsoft Corp.	3.625%	12/15/23	13,500	14,350
Microsoft Corp.	2.875%	2/6/24	61,625	63,827
Microsoft Corp.	2.700%	2/12/25	23,890	24,493
Microsoft Corp.	3.125%	11/3/25	26,300	27,662
Microsoft Corp.	2.400%	8/8/26	64,501	64,807
Microsoft Corp.	3.450%	8/8/36	53,965	57,093
Microsoft Corp.	4.100%	2/6/37	45,435	51,781
Microsoft Corp.	4.500%	10/1/40	18,210	21,704
Microsoft Corp.	4.450%	11/3/45	61,885	74,226
Microsoft Corp.	3.700%	8/8/46	50,485	54,761
Microsoft Corp.	4.250%	2/6/47	61,800	73,195
Oracle Corp.	5.000%	7/8/19	35,000	35,014
Oracle Corp.	1.900%	9/15/21	70,285	69,902
Oracle Corp.	2.500%	5/15/22	38,860	39,250
Oracle Corp.	2.400%	9/15/23	63,535	63,909
Oracle Corp.	2.950%	11/15/24	80,105	82,472
Oracle Corp.	2.950%	5/15/25	11,300	11,624
Oracle Corp.	3.250%	11/15/27	112,120	117,147
Oracle Corp.	4.000%	11/15/47	32,260	34,489
QUALCOMM Inc.	2.600%	1/30/23	26,140	26,178
QUALCOMM Inc.	2.900%	5/20/24	38,055	38,565
6 Tencent Holdings Ltd.	3.575%	4/11/26	6,255	6,387
6 Tencent Holdings Ltd.	3.595%	1/19/28	57,625	58,780
6 Tencent Holdings Ltd.	3.975%	4/11/29	30,760	32,019

Transportation (0.5%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,235	7,382
Burlington Northern Santa Fe LLC	3.250%	6/15/27	11,515	12,070
CSX Corp.	4.300%	3/1/48	16,635	17,840
6 ERAC USA Finance LLC	2.350%	10/15/19	12,165	12,155

6 ERAC USA Finance LLC	4.500%	8/16/21	10,270	10,685
6 ERAC USA Finance LLC	3.300%	10/15/22	745	765
6 ERAC USA Finance LLC	7.000%	10/15/37	3,775	5,106
6 ERAC USA Finance LLC	5.625%	3/15/42	31,000	36,686
FedEx Corp.	2.700%	4/15/23	15,810	15,939
FedEx Corp.	5.100%	1/15/44	12,065	13,250
Kansas City Southern	4.950%	8/15/45	13,845	15,351
6 Penske Truck Leasing Co. Lp / PTL
Finance Corp.	3.450%	7/1/24	15,560	16,030
6 Penske Truck Leasing Co. LP / PTL
Finance Corp.	3.950%	3/10/25	53,520	56,054
Union Pacific Corp.	3.700%	3/1/29	27,750	29,721
Union Pacific Corp.	4.300%	3/1/49	7,030	7,742
Union Pacific Corp.	3.799%	10/1/51	14,843	14,881
3 United Airlines 2018-1 Class B Pass
Through Trust	4.600%	3/1/26	7,587	7,857
United Parcel Service Inc.	2.450%	10/1/22	17,095	17,345
United Parcel Service Inc.	4.875%	11/15/40	4,925	5,731
				11,718,934
Utilities (4.7%)
Electric (4.1%)
AEP Texas Inc.	4.150%	5/1/49	4,750	5,058
Alabama Power Co.	5.200%	6/1/41	3,365	3,964
Alabama Power Co.	4.100%	1/15/42	5,595	5,809
Alabama Power Co.	3.750%	3/1/45	20,255	20,744
Alabama Power Co.	4.300%	7/15/48	27,790	31,034
Ameren Illinois Co.	2.700%	9/1/22	58,000	58,711
Ameren Illinois Co.	3.800%	5/15/28	22,365	24,171
Ameren Illinois Co.	3.700%	12/1/47	5,085	5,207
Baltimore Gas & Electric Co.	2.800%	8/15/22	26,250	26,541
Baltimore Gas & Electric Co.	2.400%	8/15/26	20,945	20,426
Berkshire Hathaway Energy Co.	6.125%	4/1/36	32,917	43,820
Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	13,119
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,685	7,571
Commonwealth Edison Co.	2.950%	8/15/27	23,275	23,532
Commonwealth Edison Co.	4.350%	11/15/45	11,990	13,590
Commonwealth Edison Co.	3.650%	6/15/46	6,420	6,514
Commonwealth Edison Co.	4.000%	3/1/48	17,900	19,257
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	12,021
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	45,000	60,097
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	34,685
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	2,834
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	24,915	28,289
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	24,475	27,481
Delmarva Power & Light Co.	3.500%	11/15/23	9,550	9,982
Dominion Energy Inc.	2.962%	7/1/19	17,030	17,030
Dominion Energy Inc.	2.579%	7/1/20	12,040	12,024
Dominion Energy Inc.	2.715%	8/15/21	14,945	14,946
Dominion Energy Inc.	4.900%	8/1/41	13,562	15,287
Dominion Energy Inc.	4.600%	3/15/49	17,875	19,845
Dominion Energy South Carolina Inc.	4.250%	8/15/28	24,205	26,833
Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,832	6,307
Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,446	1,712
Dominion Energy South Carolina Inc.	6.050%	1/15/38	23,085	29,788
Dominion Energy South Carolina Inc.	5.450%	2/1/41	9,627	11,895
Dominion Energy South Carolina Inc.	4.350%	2/1/42	15,742	17,084
Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,830	7,760

Dominion Energy South Carolina Inc.	5.100%	6/1/65	25,065	31,436
DTE Energy Co.	3.800%	3/15/27	19,405	20,228
Duke Energy Carolinas LLC	3.900%	6/15/21	11,045	11,394
Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	6,175
Duke Energy Carolinas LLC	6.100%	6/1/37	13,915	18,467
Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	5,333
Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	6,984
Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	5,578
Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	17,664
Duke Energy Corp.	2.650%	9/1/26	17,480	17,277
Duke Energy Corp.	3.400%	6/15/29	11,420	11,655
Duke Energy Corp.	4.800%	12/15/45	37,600	42,449
Duke Energy Corp.	3.750%	9/1/46	14,740	14,359
Duke Energy Progress LLC	2.800%	5/15/22	20,140	20,479
Duke Energy Progress LLC	6.300%	4/1/38	1,625	2,207
Duke Energy Progress LLC	4.100%	3/15/43	6,221	6,668
Duke Energy Progress LLC	4.200%	8/15/45	61,923	67,681
Emera US Finance LP	3.550%	6/15/26	32,320	32,966
Entergy Corp.	2.950%	9/1/26	7,085	7,073
Entergy Louisiana LLC	3.120%	9/1/27	10,065	10,262
Eversource Energy	4.500%	11/15/19	1,880	1,893
Eversource Energy	2.900%	10/1/24	25,155	25,510
Eversource Energy	3.150%	1/15/25	6,775	6,955
Eversource Energy	3.300%	1/15/28	14,490	14,748
Florida Power & Light Co.	6.200%	6/1/36	12,452	16,293
Florida Power & Light Co.	5.950%	2/1/38	10,000	13,417
Florida Power & Light Co.	5.690%	3/1/40	4,994	6,476
Florida Power & Light Co.	5.250%	2/1/41	29,745	37,194
Florida Power & Light Co.	4.125%	2/1/42	20,000	22,089
Florida Power & Light Co.	3.700%	12/1/47	27,690	28,606
Fortis Inc.	3.055%	10/4/26	44,365	43,959
Georgia Power Co.	4.750%	9/1/40	34,725	38,079
Georgia Power Co.	4.300%	3/15/42	48,262	50,889
Indiana Michigan Power Co.	4.250%	8/15/48	14,590	16,054
6 Massachusetts Electric Co.	5.900%	11/15/39	21,895	27,670
MidAmerican Energy Co.	5.750%	11/1/35	9,925	12,507
MidAmerican Energy Co.	4.250%	5/1/46	14,675	16,429
MidAmerican Energy Co.	4.250%	7/15/49	11,000	12,470
6 Monongahela Power Co.	4.100%	4/15/24	11,000	11,758
6 Monongahela Power Co.	5.400%	12/15/43	4,320	5,402
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	13,800	14,124
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	15,355	15,728
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	32,210	32,867
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	30,500	30,503
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	8,840	9,080
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,950	34,378
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	12,880	13,351
6 Niagara Mohawk Power Corp.	4.278%	12/15/28	35,280	38,597
Oglethorpe Power Corp.	5.950%	11/1/39	5,145	6,340
Oglethorpe Power Corp.	4.550%	6/1/44	1,835	1,898
Oglethorpe Power Corp.	4.250%	4/1/46	20,029	19,854
Oglethorpe Power Corp.	5.250%	9/1/50	17,225	20,102
Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	12,323
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	13,935	14,603

Oncor Electric Delivery Co. LLC	2.950%	4/1/25	31,858	32,234
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	14,093
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	3,765
PacifiCorp	2.950%	6/1/23	14,835	15,199
PacifiCorp	3.600%	4/1/24	20,000	20,959
PacifiCorp	3.350%	7/1/25	15,354	15,881
PacifiCorp	5.750%	4/1/37	14,188	18,065
Potomac Electric Power Co.	3.050%	4/1/22	4,235	4,324
Potomac Electric Power Co.	6.500%	11/15/37	8,000	10,973
PPL Electric Utilities Corp.	2.500%	9/1/22	12,830	12,883
PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,654
Progress Energy Inc.	3.150%	4/1/22	20,800	21,188
Public Service Electric & Gas Co.	3.500%	8/15/20	10,000	10,152
Puget Sound Energy Inc.	4.434%	11/15/41	19,880	21,439
Sierra Pacific Power Co.	2.600%	5/1/26	8,027	7,944
Southern California Edison Co.	3.875%	6/1/21	24,860	25,293
Southern California Edison Co.	2.400%	2/1/22	8,270	8,198
Southern California Edison Co.	3.700%	8/1/25	3,225	3,332
Southern California Edison Co.	5.750%	4/1/35	5,000	5,789
Southern California Edison Co.	6.050%	3/15/39	1,995	2,421
Southern California Edison Co.	4.500%	9/1/40	5,150	5,391
Southern California Edison Co.	4.050%	3/15/42	15,788	15,545
Southern California Edison Co.	3.900%	3/15/43	8,782	8,524
Southern California Edison Co.	4.650%	10/1/43	16,770	17,924
Southern California Edison Co.	3.600%	2/1/45	8,160	7,572
Southern California Edison Co.	4.125%	3/1/48	23,804	23,963
Southern Co.	2.950%	7/1/23	44,985	45,591
Southwestern Electric Power Co.	2.750%	10/1/26	15,000	14,634
Southwestern Electric Power Co.	6.200%	3/15/40	9,800	12,628
Southwestern Public Service Co.	3.700%	8/15/47	3,790	3,826
Tampa Electric Co.	2.600%	9/15/22	20,205	20,256
Virginia Electric & Power Co.	3.500%	3/15/27	40,765	42,907
Virginia Electric & Power Co.	6.000%	5/15/37	9,435	12,174
Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	17,924
Xcel Energy Inc.	3.350%	12/1/26	33,370	34,193

Natural Gas (0.5%)
6 Boston Gas Co.	3.150%	8/1/27	8,010	8,134
6 Brooklyn Union Gas Co.	4.273%	3/15/48	63,125	68,551
CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,800	3,902
CenterPoint Energy Resources Corp.	4.000%	4/1/28	9,123	9,692
CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	5,680
6 Infraestructura Energetica Nova SAB de
CV	4.875%	1/14/48	16,735	14,747
6 KeySpan Gas East Corp.	2.742%	8/15/26	37,580	37,088
6 KeySpan Gas East Corp.	5.819%	4/1/41	5,060	6,444
NiSource Finance Corp.	6.250%	12/15/40	10,000	12,955
Nisource Finance Corp.	5.250%	2/15/43	13,546	15,652
NiSource Finance Corp.	4.800%	2/15/44	8,500	9,368
Sempra Energy	2.850%	11/15/20	11,900	11,950
Sempra Energy	2.875%	10/1/22	14,066	14,113
Sempra Energy	3.800%	2/1/38	20,000	19,313
Sempra Energy	6.000%	10/15/39	16,184	19,549
Southern California Gas Co.	2.600%	6/15/26	28,885	28,358

Other Utility (0.1%)
American Water Capital Corp.	2.950%	9/1/27	20,245	20,373

	American Water Capital Corp.	4.200%	9/1/48	28,425	30,617
					2,590,773
Total Corporate Bonds (Cost $22,832,579)					24,017,191
Sovereign Bonds (2.9%)
6	CDP Financial Inc.	4.400%	11/25/19	22,000	22,177
6	Electricite de France SA	4.600%	1/27/20	31,972	32,363
6	Electricite de France SA	4.875%	9/21/38	81,600	92,820
6	Electricite de France SA	4.875%	1/22/44	2,910	3,211
6	Electricite de France SA	4.950%	10/13/45	12,500	13,999
	Equinor ASA	2.250%	11/8/19	16,095	16,075
	Equinor ASA	2.900%	11/8/20	22,450	22,717
	Equinor ASA	2.750%	11/10/21	31,091	31,515
	Equinor ASA	2.450%	1/17/23	10,840	10,933
	Equinor ASA	2.650%	1/15/24	10,105	10,254
	Equinor ASA	3.700%	3/1/24	20,035	21,235
	Equinor ASA	3.250%	11/10/24	22,425	23,404
10	Japan Bank for International Cooperation	2.250%	2/24/20	53,298	53,310
10	Japan Bank for International Cooperation	2.125%	6/1/20	21,888	21,881
10	Japan Bank for International Cooperation	2.125%	7/21/20	40,500	40,499
11	Japan Treasury Discount Bill	0.000%	8/19/19	12,650,000	117,354
6	Kingdom of Saudi Arabia	2.375%	10/26/21	31,570	31,531
6	Kingdom of Saudi Arabia	2.875%	3/4/23	40,405	40,859
	Korea Development Bank	2.500%	3/11/20	62,550	62,674
	Province of Ontario	4.400%	4/14/20	48,000	48,836
	Province of Ontario	2.500%	4/27/26	100,400	102,125
	Province of Quebec	2.500%	4/20/26	134,755	137,577
6	Saudi Arabian Oil Co.	3.500%	4/16/29	58,020	58,706
6	Sinopec Group Overseas Development
	2015 Ltd.	2.500%	4/28/20	51,685	51,683
6	Sinopec Group Overseas Development
	2015 Ltd.	3.250%	4/28/25	51,685	52,627
6	Sinopec Group Overseas Development
	2016 Ltd.	3.500%	5/3/26	28,000	28,673
6	Sinopec Group Overseas Development
	2017 Ltd.	3.000%	4/12/22	31,520	31,757
6	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	63,500	63,660
6	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	29,070	29,982
6	State of Kuwait	2.750%	3/20/22	4,315	4,374
6	State of Qatar	5.250%	1/20/20	53,470	54,269
6	State of Qatar	2.375%	6/2/21	55,255	55,175
6	State of Qatar	3.875%	4/23/23	72,530	75,977
6	State of Qatar	4.000%	3/14/29	18,952	20,426
6	State of Qatar	5.103%	4/23/48	30,000	35,599
6	Temasek Financial I Ltd.	2.375%	1/23/23	39,070	39,269
6	Temasek Financial I Ltd.	3.625%	8/1/28	36,135	39,071
Total Sovereign Bonds (Cost $1,549,256)					1,598,597
Taxable Municipal Bonds (2.9%)
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	6.263%	4/1/49	27,625	41,420
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	7.043%	4/1/50	28,955	46,735
	California GO	5.700%	11/1/21	10,875	11,813
	California GO	7.500%	4/1/34	5,845	8,822
	California GO	7.550%	4/1/39	32,345	51,206

California GO	7.300%	10/1/39	4,460	6,704
California GO	7.350%	11/1/39	61,000	92,231
California GO	7.625%	3/1/40	1,035	1,633
California GO	7.600%	11/1/40	42,545	69,037
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	4,445	5,762
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	14,590	14,903
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	7,650	10,823
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	2,290	2,988
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.899%	12/1/40	24,650	33,396
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	59,990	81,034
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	22,485	31,721
District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	8,140
Duke University North Carolina Revenue	5.850%	4/1/37	62,165	87,122
Georgetown University District of Columbia	4.315%	4/1/49	7,010	8,111
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	62,237	74,773
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	7,637	9,980
Houston TX GO	6.290%	3/1/32	15,660	19,197
Illinois GO	5.100%	6/1/33	37,115	39,085
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	16,525	22,260
Kansas Development Finance Authority
Revenue	4.927%	4/15/45	38,405	47,088
Los Angeles CA Community College
District GO	6.750%	8/1/49	12,915	20,444
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	19,040	28,936
Louisville & Jefferson County KY
Metropolitan Sewer District Sewer &
Drainage System Revenue	6.250%	5/15/43	11,000	15,766
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	12,005	15,976
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	15,000	19,616
Municipal Electric Authority of Georgia	4.430%	1/1/22	7,795	8,160
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	28,975	44,823
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,000	3,010
New York City NY Municipal Water Finance
Authority Water & Sewer System
Revenue	5.790%	6/15/41	1,805	1,862
New York City NY Municipal Water Finance
Authority Water & Sewer System
Revenue	5.882%	6/15/44	2,485	3,510
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	2,655	3,738
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,430	3,721
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,940	22,868
New York State Thruway Authority
Revenue	5.883%	4/1/30	29,670	36,890

	New York State Urban Development Corp.
	Revenue	2.100%	3/15/22	86,245	86,280
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	31,790	49,313
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	14,510	19,124
12	Oregon School Boards Association GO	4.759%	6/30/28	15,000	16,715
	Port Authority of New York & New Jersey
	Revenue	5.859%	12/1/24	9,605	11,400
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	5,665	7,398
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	53,000	63,419
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	10,910	13,598
	Princeton University New Jersey GO	5.700%	3/1/39	13,020	17,548
	Regents of the University of California
	Revenue	3.063%	7/1/25	49,360	51,257
	Sales Tax Securitization Corp. Illinois
	Revenue	4.787%	1/1/48	21,030	23,936
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	6,175	8,350
	Texas Transportation Commission
	Revenue	5.178%	4/1/30	12,275	14,829
	University of California	3.349%	7/1/29	21,965	23,282
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	20,485	29,401
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	18,160	26,033
	University of California Revenue	4.601%	5/15/31	19,390	22,133
	University of California Revenue	5.770%	5/15/43	23,675	31,135
	University of California Revenue	4.765%	5/15/44	4,740	5,067
	University of California Revenue	3.931%	5/15/45	18,275	19,339
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	28,325	30,087
13	Wisconsin GO	5.700%	5/1/26	8,285	9,461
Total Taxable Municipal Bonds (Cost $1,373,596)					1,634,409
				Shares
Common Stocks (36.0%)
Communication Services (2.5%)
	Verizon Communications Inc.			13,157,747	751,702
	Comcast Corp. Class A			12,036,741	508,914
	BCE Inc.			3,258,998	148,273
					1,408,889
Consumer Discretionary (1.4%)
	Home Depot Inc.			1,752,411	364,449
	McDonald's Corp.			1,384,808	287,569
	Cie Generale des Etablissements Michelin SCA			982,395	124,216
					776,234
Consumer Staples (4.6%)
	Philip Morris International Inc.			5,882,323	461,939
	Unilever NV			7,490,925	454,849
	Coca-Cola Co.			8,443,510	429,944
	Procter & Gamble Co.			3,105,148	340,479
	PepsiCo Inc.			2,131,545	279,510
	Mondelez International Inc. Class A			4,103,735	221,191
	Nestle SA			1,993,739	206,396

Archer-Daniels-Midland Co.	2,175,294	88,752
Sysco Corp.	1,078,390	76,264
		2,559,324
Energy (3.7%)
Chevron Corp.	4,278,023	532,357
Exxon Mobil Corp.	6,685,737	512,328
Suncor Energy Inc.	13,489,458	420,332
^ TC Energy Corp.	6,115,188	303,156
Kinder Morgan Inc.	9,344,783	195,119
Phillips 66	1,076,590	100,704
		2,063,996
Financials (6.0%)
JPMorgan Chase & Co.	8,235,544	920,734
Bank of America Corp.	21,023,850	609,692
MetLife Inc.	8,621,424	428,226
Travelers Cos. Inc.	1,689,459	252,608
PNC Financial Services Group Inc.	1,806,961	248,059
Chubb Ltd.	1,432,249	210,956
M&T Bank Corp.	1,203,779	204,727
BB&T Corp.	3,870,319	190,149
American International Group Inc.	3,209,388	170,996
BlackRock Inc.	186,285	87,423
		3,323,570
Health Care (6.7%)
Pfizer Inc.	16,892,383	731,778
Johnson & Johnson	5,004,124	696,974
Merck & Co. Inc.	5,587,939	468,549
Medtronic plc	4,074,377	396,803
Novartis AG	3,314,649	302,600
Roche Holding AG	1,036,104	291,340
Koninklijke Philips NV	6,659,653	289,535
AstraZeneca plc ADR	5,008,967	206,770
Bristol-Myers Squibb Co.	4,209,650	190,908
Eli Lilly & Co.	1,518,936	168,283
		3,743,540
Industrials (3.0%)
Lockheed Martin Corp.	1,410,682	512,839
Eaton Corp. plc	3,823,588	318,428
Caterpillar Inc.	2,283,759	311,254
Union Pacific Corp.	1,257,333	212,628
3M Co.	1,058,615	183,500
BAE Systems plc	22,810,626	143,363
		1,682,012
Information Technology (3.6%)
Cisco Systems Inc.	14,465,637	791,704
Intel Corp.	10,265,853	491,427
Maxim Integrated Products Inc.	3,182,479	190,376
Analog Devices Inc.	1,638,268	184,911
KLA-Tencor Corp.	1,495,500	176,768
Texas Instruments Inc.	1,270,855	145,843
		1,981,029
Materials (0.6%)
^ Nutrien Ltd.	3,699,895	197,796
Dow Inc.	3,238,805	159,706

DuPont de Nemours Inc.			1	—
				357,502
Real Estate (0.7%)
Crown Castle International Corp.			3,133,927	408,507

Utilities (3.2%)
Dominion Energy Inc.			4,320,927	334,094
Sempra Energy			2,078,935	285,729
NextEra Energy Inc.			1,360,770	278,767
Duke Energy Corp.			2,906,125	256,437
Eversource Energy			3,313,389	251,022
American Electric Power Co. Inc.			2,673,957	235,335
Exelon Corp.			1,560,641	74,817
Xcel Energy Inc.			851,477	50,655
				1,766,856
Total Common Stocks (Cost $14,229,752)				20,071,459
	Coupon		Shares
Temporary Cash Investments (3.0%)
Money Market Fund (0.3%)
14,15 Vanguard Market Liquidity Fund	2.499%		1,598,486	159,881

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (2.5%)
Bank of America Securities, LLC
(Dated 6/28/19, Repurchase Value
$23,805,000, collateralized by
Government National Mortgage Assn.,
4.000%, 2/20/49, with a value of
$24,276,000)	2.500%	7/1/19	23,800	23,800
Deutsche Bank Securities, Inc.
(Dated 6/28/19, Repurchase Value
$11,102,000, collateralized by
Government National Mortgage Assn.,
4.000%, 5/20/49, with a value of
$11,322,000)	2.510%	7/1/19	11,100	11,100
HSBC Bank USA
(Dated 6/28/19, Repurchase Value
$120,525,000, collateralized by U.S.
Treasury Note/Bond, 0.875%, 1/15/29,
with a value of $122,910,000)	2.500%	7/1/19	120,500	120,500
HSBC Bank USA
(Dated 6/28/19, Repurchase Value
$187,039,000, collateralized by Federal
Home Loan Mortgage Corp., 4.500%,
11/1/48, and Federal National Mortgage
Assn., 2.500%-6.500%, 11/1/26-5/1/49
with a value of $190,740,000)	2.510%	7/1/19	187,000	187,000
JP Morgan Securities LLC
(Dated 6/28/19, Repurchase Value
$125,126,000, collateralized by U.S.
Treasury Note/Bond, 2.625%, 7/15/21,
with a value of $127,602,000)	2.530%	7/1/19	125,100	125,100

Natixis
(Dated 6/28/19, Repurchase Value
$171,536,000, collateralized by Federal
Home Loan Bank, 3.370%-4.080%,
2/12/30-5/25/33, Federal Home Loan
Mortgage Corp., 0.000%, 3/15/29-3/15/31,
Federal National Mortgage Assn., 0.000%,
7/15/28-5/15/30, U.S. Treasury Bill,
0.000%, 5/21/20, and U.S. Treasury
Note/Bond 0.750%-3.125%, 1/15/21-
8/15/48, with a value of $174,930,000)	2.500%	7/1/19	171,500	171,500
Nomura International plc
(Dated 6/28/19, Repurchase Value
$313,765,000, collateralized by U.S.
Treasury Bill, 0.00%, 7/11/19-11/7/19, and
U.S. Treasury Note/Bond, 1.000%-
6.875%, 6/30/19-11/15/45, with a value of
$319,974,000)	2.490%	7/1/19	313,700	313,700
RBC Capital Markets LLC
(Dated 6/28/19, Repurchase Value
$64,013,000, collateralized by Federal
Home Loan Mortgage Corp., 3.500%,
1/1/44-7/1/48, and Federal National
Mortgage Assn., 3.500%-5.000%, 2/1/41-
4/1/49, with a value of $65,280,000)	2.490%	7/1/19	64,000	64,000
RBS Securities, Inc.
(Dated 6/28/19, Repurchase Value
$378,178,000, collateralized by U.S.
Treasury Note/Bond, 0.375%-3.375%,
3/31/22-11/15/48, with a value of
$385,662,000)	2.490%	7/1/19	378,100	378,100
				1,394,800
U.S. Government and Agency Obligations (0.2%)
United States Treasury Bill	2.287%	7/16/19	86,000	85,923
Total Temporary Cash Investments (Cost $1,640,586)				1,640,604
Total Investments (100.0%) (Cost $48,201,932)				55,736,547
Other Assets and Liabilities-Net (0.0%)15				3,560
Net Assets (100%)				55,740,107

§ Security value determined using significant unobservable inputs.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$154,738,000.
1 Securities with a value of $5,337,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $7,831,000 have been segregated as collateral for open forward currency contracts.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2019.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $6,621,837,000, representing 11.9% of net assets.
7 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

8 Face amount denominated in Canadian dollars.
9 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At June
30, 2019, the aggregate value of these securities was $199,688,000, representing 0.4% of net assets.
10 Guaranteed by the Government of Japan.
11 Face amount denominated in Japanese yen.
12 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
13 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
15 Includes $159,834,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
TBA—To Be Announced.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
							($000)

							Value and
					Number of		Unrealized
					Long (Short)	Notional	Appreciation
				Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note				September 2019	10,283	1,215,001	15,055
2-Year U.S. Treasury Note				September 2019	840	180,751	1,044
							16,099

Short Futures Contracts
Ultra Long U.S. Treasury Bond				September 2019	(185)	(32,849)	(1,029)
							15,070

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Citibank,
N.A.	8/19/19	USD	115,112	JPY	12,650,000	—	(2,671)
UBS AG	7/17/19	USD	49,375	CAD	66,100	—	(1,122)
Citibank,
N.A.	7/26/19	USD	40,119	CAD	53,963	—	(1,115)
Citibank,
N.A.	7/19/19	USD	36,349	CAD	48,726	—	(876)
Citibank,
N.A.	7/22/19	USD	30,614	CAD	40,747	—	(519)
Citibank,
N.A.	7/5/19	USD	28,159	CAD	37,769	—	(685)
Goldman
Sachs	7/8/19	USD	18,988	CAD	25,000	—	(106)

Wellesley Income Fund

International
Deutsche
Bank AG	710/19	USD	18,988	CAD	25,000	—	(107)
UBS AG	7/10/19	USD	18,680	CAD	25,000	—	(415)
UBS AG	7/8/19	USD	18,668	CAD	25,000	—	(427)
Citibank,
N.A.	7/16/19	USD	5,507	CAD	7,384	—	(134)
						—	(8,177)

CAD—Canadian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’
primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets

Wellesley Income Fund

or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted
in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure

Wellesley Income Fund

with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics
(face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

F. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables

Wellesley Income Fund

for Investment Securities Sold or Payables for Investment Securities
Purchased.

G. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default
(including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

H. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,102,830	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,660,332	11,125
Corporate Bonds	—	24,017,191	—
Sovereign Bonds	—	1,598,597	—
Taxable Municipal Bonds	—	1,634,409	—
Common Stocks	18,714,010	1,357,449	—
Temporary Cash Investments	159,881	1,480,723	—
Futures Contracts—Assets[1]	1,179	—	—
Futures Contracts—Liabilities[1]	(1,103)	—	—
Forward Currency Contracts—Liabilities	—	(8,177)	—
Total	18,873,967	36,843,354	11,125

Wellesley Income Fund

1 Represents variation margin on the last day of the reporting period.